Goodwill and Identifiable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles		$ 20.1		$ 21.3	$ 0.0	$ 40.1	$ 42.4	$ 83.8	$ 79.9
Purchase accounting adjustments								6.1
Goodwill and intangible asset impairment								$ 0.1	$ 3.2
Successor [Member] | Equity Method Investee [Member]
Goodwill [Line Items]
Additional interest purchased			25.00%
Predecessor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles	$ 0.0									$ 0.0
Predecessor [Member] | Other Intangible Assets [Member]
Goodwill [Line Items]
Amortization of acquired intangibles	$ 2.6									$ 25.7